John Hancock
New Opportunities Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Shares	Value
Common stocks 97.9%		$268,608,198
(Cost $230,108,664)
Consumer discretionary 12.1%		33,197,401
Automobile components 1.9%
Dorman Products, Inc. (A)	24,537	1,767,645
Fox Factory Holding Corp. (A)	56,191	3,512,499
Diversified consumer services 2.6%
Grand Canyon Education, Inc. (A)	52,184	7,134,596
Hotels, restaurants and leisure 2.7%
Chuy’s Holdings, Inc. (A)	120,028	4,224,986
First Watch Restaurant Group, Inc. (A)	38,414	694,525
Krispy Kreme, Inc.	179,680	2,335,840
Household durables 1.9%
TopBuild Corp. (A)	17,702	5,235,898
Specialty retail 2.1%
Lithia Motors, Inc.	15,362	4,101,500
Revolve Group, Inc. (A)	128,450	1,710,954
Textiles, apparel and luxury goods 0.9%
Oxford Industries, Inc.	27,413	2,478,958
Energy 7.0%		19,129,932
Energy equipment and services 1.5%
ChampionX Corp.	140,273	4,112,804
Oil, gas and consumable fuels 5.5%
Magnolia Oil & Gas Corp., Class A	174,613	3,754,180
Matador Resources Company	106,295	6,152,355
Permian Resources Corp.	388,934	5,110,593
Financials 8.2%		22,518,946
Banks 1.7%
Ameris Bancorp	52,480	2,234,598
Pinnacle Financial Partners, Inc.	33,849	2,456,422
Capital markets 4.7%
Houlihan Lokey, Inc.	44,515	4,795,156
PJT Partners, Inc., Class A	62,290	5,609,837
Stifel Financial Corp.	42,271	2,579,376
Financial services 1.8%
Flywire Corp. (A)	207,878	4,843,557
Health care 24.7%		67,782,318
Biotechnology 9.4%
Arcutis Biotherapeutics, Inc. (A)	184,736	339,914
BioCryst Pharmaceuticals, Inc. (A)	380,753	2,238,828
Crinetics Pharmaceuticals, Inc. (A)	133,931	4,257,666
Halozyme Therapeutics, Inc. (A)	96,319	3,718,877
Insmed, Inc. (A)	152,927	3,826,234
Travere Therapeutics, Inc. (A)	171,676	1,078,125
Ultragenyx Pharmaceutical, Inc. (A)	69,925	2,716,586
Veracyte, Inc. (A)	124,676	3,191,706
Vericel Corp. (A)	124,604	4,428,426
Health care equipment and supplies 3.9%
Artivion, Inc. (A)	116,702	2,070,293
AtriCure, Inc. (A)	68,659	2,436,021
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Globus Medical, Inc., Class A (A)	57,875	$2,599,745
ICU Medical, Inc. (A)	13,741	1,205,910
Integra LifeSciences Holdings Corp. (A)	57,794	2,264,947
Health care providers and services 4.4%
Acadia Healthcare Company, Inc. (A)	60,194	4,393,560
HealthEquity, Inc. (A)	57,907	3,880,927
US Physical Therapy, Inc.	46,072	3,917,502
Life sciences tools and services 4.1%
Azenta, Inc. (A)	99,162	5,589,762
CryoPort, Inc. (A)	98,668	1,383,325
Medpace Holdings, Inc. (A)	16,044	4,343,432
Pharmaceuticals 2.9%
Intra-Cellular Therapies, Inc. (A)	68,509	4,204,397
Phathom Pharmaceuticals, Inc. (A)	166,030	1,160,550
Supernus Pharmaceuticals, Inc. (A)	93,049	2,535,585
Industrials 20.6%		56,402,792
Aerospace and defense 1.9%
Hexcel Corp.	74,590	5,169,833
Building products 1.7%
Gibraltar Industries, Inc. (A)	69,257	4,653,378
Electrical equipment 3.3%
Atkore, Inc. (A)	50,005	6,495,650
Shoals Technologies Group, Inc., Class A (A)	192,200	2,661,970
Machinery 7.3%
Alamo Group, Inc.	24,086	4,424,598
Hillenbrand, Inc.	81,789	3,168,506
RBC Bearings, Inc. (A)	24,037	6,195,296
SPX Technologies, Inc. (A)	71,380	6,089,428
Professional services 4.4%
CACI International, Inc., Class A (A)	11,750	3,771,163
Exponent, Inc.	52,137	4,012,464
Paycor HCM, Inc. (A)	198,409	4,208,255
Trading companies and distributors 2.0%
SiteOne Landscape Supply, Inc. (A)	39,428	5,552,251
Information technology 18.3%		50,174,919
Communications equipment 0.9%
Viavi Solutions, Inc. (A)	315,377	2,548,246
Electronic equipment, instruments and components 2.3%
Novanta, Inc. (A)	43,300	6,254,252
IT services 0.7%
Thoughtworks Holding, Inc. (A)	481,827	1,879,125
Semiconductors and semiconductor equipment 5.6%
Allegro MicroSystems, Inc. (A)	102,248	2,783,191
MACOM Technology Solutions Holdings, Inc. (A)	59,733	5,016,377
Power Integrations, Inc.	48,317	3,691,902
Silicon Laboratories, Inc. (A)	36,692	3,866,236
Software 8.8%
Appfolio, Inc., Class A (A)	29,348	5,554,109
CyberArk Software, Ltd. (A)	33,740	6,723,370
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
Intapp, Inc. (A)	129,369	$4,851,338
Rapid7, Inc. (A)	42,281	2,289,516
The Descartes Systems Group, Inc. (A)	58,209	4,717,257
Materials 4.2%		11,623,791
Chemicals 4.2%
Avient Corp.	116,640	4,006,584
Balchem Corp.	28,982	3,614,635
Quaker Chemical Corp.	22,387	4,002,572
Real estate 2.8%		7,778,099
Hotel and resort REITs 1.4%
Ryman Hospitality Properties, Inc.	39,070	3,920,675
Industrial REITs 1.4%
STAG Industrial, Inc.	107,599	3,857,424

	Yield (%)	Shares	Value
Short-term investments 2.2%			$6,009,132
(Cost $6,009,132)
Short-term funds 2.2%			6,009,132
State Street Institutional Treasury Money Market Fund, Premier Class	5.2978(B)	6,009,132	6,009,132

Total investments (Cost $236,117,796) 100.1%	$274,617,330
Other assets and liabilities, net (0.1%)	(137,524)
Total net assets 100.0%	$274,479,806

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-23.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5